Convertible Notes (Tables)	6 Months Ended
Jun. 30, 2023
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Summary of Interest-bearing Loans and Borrowings

	June 30, 2023 £’000	December 31, 2022 £’000
Novartis Loan Note	3,665	4,449
Loan Notes – Private Placement	4,186	6,636

Total	7,851	11,085

Current	4,186	11,085
Non-Current	3,665	—